Taxation (Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Deferred tax assets, current
Accruals and other liabilities		¥ 27,421	¥ 20,671
Total current deferred tax assets		27,421	20,671
Less: Valuation allowance		(366)	(483)
Total current deferred tax assets, net	$ 4,071	27,055	20,188
Deferred tax assets, non-current
Fixed assets and intangible assets		2,765	2,503
Tax loss carryforwards		7,377	7,594
Advertising expenses carryforwards		21,124	21,124
Total non-current deferred tax assets		31,266	31,221
Less: valuation allowance		(28,349)	(28,730)
Total non-current deferred tax assets, net	439	2,917	2,491
Deferred tax liabilities, non-current
Intangible assets from business acquisitions		4,254	4,125
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		15,257	8,942
Total non-current deferred tax liabilities	$ 2,936	¥ 19,511	¥ 13,067